Loans and borrowings (Details 4 - Textuals)	Dec. 31, 2022	Sep. 30, 2022	Sep. 01, 2022	Jun. 01, 2022
Loans and borrowings
Number of events that required prior communication from creditors	3
Box 1824
Loans and borrowings
Percentage of voting equity interests acquired				100.00%
Transpire Group
Loans and borrowings
Percentage of voting equity interests acquired		100.00%	100.00%